INCOME TAX - NOL expiration (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
INCOME TAX
2023	¥ 13,146,922	$ 1,962,895
2024	10,484,902	1,565,443
2025	19,617,124	2,928,925
2026	32,533,742	4,857,434
2027	18,769,899	2,802,430
Total	¥ 94,552,589	$ 14,117,127	¥ 91,400,000